CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 372,450	$ 254,749
Cost of revenue	80,668	42,905
Gross profit	291,782	211,844
Operating expenses:
Research and development	69,864	43,571
Sales and marketing	153,190	100,902
General and administrative	44,311	36,233
Total operating expenses	267,365	180,706
Income from operations	24,417	31,138
Financial expenses (income), net	(878)	2,006
Income before income taxes	25,295	29,132
Provision for (benefit from) income taxes	(1,203)	8,884
Net income	$ 26,498	$ 20,248
Basic net income per ordinary share, attributable to ironSource Ltd. shareholders*:
Basic net income per ordinary share	$ 0.03	$ 0.02
Weighted-average ordinary shares outstanding - basic	1,018,784,260	652,122,890
Diluted net income per ordinary share, attributable to ironSource*
Diluted net income per ordinary share	$ 0.02	$ 0.02
Weighted-average ordinary shares outstanding - diluted	1,073,791,056	729,329,729
Comprehensive income
Net income	$ 26,498	$ 20,248
Other comprehensive loss, net of tax:
Unrealized losses on derivatives designated as cash flow hedge	(2,977)
Other comprehensive loss	(2,977)
Comprehensive income	$ 23,521	$ 20,248